STOCKHOLDERS' DEFICIT (Common Stock Issued For Services, Warrants and 2004 Equity Incentive Plan) (Details) - USD ($)																	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 19, 2015	Aug. 24, 2015	Aug. 17, 2015	Apr. 23, 2015	Mar. 02, 2015	Feb. 10, 2015	Dec. 30, 2014	Dec. 29, 2014	Dec. 01, 2014	Oct. 24, 2014	Oct. 17, 2014	Sep. 17, 2014	Aug. 25, 2014	Aug. 15, 2014	Aug. 14, 2014	Aug. 13, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 20, 2014	Jun. 09, 2014	Dec. 31, 2013
Number of shares of common stock issued for services							20,000			20,000				20,000	10,000
Value of shares of common stock issued for services							$ 13,800			$ 24,000				$ 24,800	$ 9,200						$ 226,215	$ 305,100
Number of shares of common stock committed to be issued for services													40,000
Value of shares of common stock committed to be issued for services													$ 88,000
Equity method investments																	$ 88,000		$ 88,000		88,000	138,000
Warrants issued with convertible debt																						694,525
Purchase and cancellation of warrants																						(576,152)
Loss on extinguishment of debt and repurchase of warrants																				$ (768,602)	(768,602)	(33,635)
Issuance of Stock and Warrants for Services or Claims																			$ 118,160	$ 47,880	47,880	$ 83,600
Independent Contractor [Member]
Number of shares of common stock issued for services		11,000			30,000
Value of shares of common stock issued for services		$ 5,280			$ 42,600
Issuance of Stock and Warrants for Services or Claims					$ 42,600
Accounting Service Provider Two [Member]
Number of shares of common stock issued for services			50,000
Value of shares of common stock issued for services			$ 19,000
Issuance of Stock and Warrants for Services or Claims																					19,000
Accounting Service Provider [Member]
Number of shares of common stock issued for services	30,000			60,000
Value of shares of common stock issued for services	$ 12,000			$ 47,400
Issuance of Stock and Warrants for Services or Claims	$ 12,000																				47,400
Investment Banking Service Provider [Member]
Number of shares of common stock issued for services				126,500
Value of shares of common stock issued for services				$ 99,935
Issuance of Stock and Warrants for Services or Claims																					49,967
Accounting Service Provider Three [Member]
Issuance of Stock and Warrants for Services or Claims																					$ 375
CRD [Member]
Equity Method Investments, Percentage													50.00%	50.00%							50.00%	50.00%			50.00%
Equity method investments													$ 88,000	$ 88,000							$ 88,000	$ 88,000			$ 88,000
Lone Mountain [Member]
Equity Method Investments, Percentage															25.00%						25.00%	25.00%			25.00%
Equity method investments															$ 50,000							$ 50,000			$ 50,000
WeedMD RX Inc. (''WMD'') [Member]
Equity Method Investments, Percentage																								4.29%
Stock Incentive Plan2014 [Member]
Maximum number of shares to be issued																							4,000,000
Number of shares available for issue																						4,000,000
General and Administrative Expense [Member]
Value of shares of common stock issued for services							$ 13,800			$ 24,000				$ 24,800
Selling and Marketing Expense [Member]
Value of shares of common stock issued for services															$ 9,200
Prepaid Expenses and Other Current Assets [Member]
Issuance of Stock and Warrants for Services or Claims																					11,625
Shares issued on December 1, 2014 [Member]
Number of shares of common stock issued for services									30,000
Value of shares of common stock issued for services									$ 19,500													$ 19,500
Shares issued on December 1, 2014 [Member] | General and Administrative Expense [Member]
Value of shares of common stock issued for services																						8,921
Shares issued on December 1, 2014 [Member] | Prepaid Expenses and Other Current Assets [Member]
Value of shares of common stock issued for services																						10,579
Shares issued on October 17, 2014 [Member]
Number of shares of common stock issued for services											100,000
Value of shares of common stock issued for services											$ 40,000											$ 40,000
Amortization term																						10 years
Shares issued on October 17, 2014 [Member] | General and Administrative Expense [Member]
Value of shares of common stock issued for services																					4,000	$ 1,000
Shares issued on October 17, 2014 [Member] | Prepaid Expenses and Other Current Assets [Member]
Value of shares of common stock issued for services																					35,000
Shares issued on September 17, 2014 [Member]
Number of shares of common stock issued for services												150,000
Value of shares of common stock issued for services												$ 162,000										$ 162,000
Amortization term																						12 months
Shares issued on September 17, 2014 [Member] | General and Administrative Expense [Member]
Value of shares of common stock issued for services																					$ 121,500	$ 40,500
Typenex Co Investment Llc [Member] | Warrant [Member]
Number of shares of common stock issued for services						621,000
Value of shares of common stock issued for services						$ 987,390
Number of warrants issued to purchase shares of common stock						170,044										997,692
Warrants issued with convertible debt																$ 694,525
Purchase and cancellation of warrants								$ (576,152)
Fair value of Warrant						$ 218,788
Loss on extinguishment of debt and repurchase of warrants						$ 768,602